Summary of Reconciliation of Reportable Segment Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 232,708	$ 274,098
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	237,058	231,002	227,300
Corporate, Eliminations and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ (4,350)	$ 43,096